Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Liabilities [Abstract]
Schedule of accrued expenses and other liabilities
	As of December 31,
	2021	2022
Accrued expenses and other current liabilities:
Loan from third parties (1)	$4,381,136	$6,485,125
Payroll payable	1,591,662	4,722,793
Other tax payable	2,777,187	2,852,728
Interest payable	1,053,854	2,054,136
Others	512,593	891,931
Accrued expenses and other current liabilities	$10,316,432	$17,006,713
Accrued liabilities, non-current：
Long-term loan from third parties (2)	-	3,303,986
Litigation related payable (3)	5,157,971	4,769,926
Accrued liabilities, non-current	5,157,971	8,073,912
TOTAL	$15,474,403	$25,080,625
(1)	Loan from third parties mainly consisted of the unsecured borrowings from third parties for ordinary business operation. For the borrowings, the interest rates range from 3.8% to 25.55% and the interest expenses were $216,020 $815,994 and $1,013,209 for the years ended December 31, 2020, 2021 and 2022. The borrowings are payable on demand. In April, 2023, the Group made the repayment of principal amounted to $3,133,371 to the third parties.
(2)	Long-term loan from a third party was primarily consisted of:

(i) Long-term loan for the purpose of investing in Zhizhen Guorui in February 2022, amounted to $2,682,248 as of December 31, 2022 (Note 7), with free interest rate in the first three years. The loan is due in five years, and if Zhizhen Guorui declares any cash dividend to the Group, the cash dividend would become the source to repay the loan in the first priority.

(ii) In October 2022, the Group entered into an exclusive license agreement with a third party, under which the term of exclusive license was 2 years, and the third party should pay the license fee of $1,449,864 (RMB10 million) to the Group upon the effective of the agreement. Meanwhile, the same party entered into the agreement to grant the exclusive right to use these patents to the Group for 2 years at the consideration of $63,608 per month, aggregately $1,526,581 (RMB10.5 million). The patents under the agreements were pledged to the third party. The transaction was substantially loan from the third party with the patents pledged. The Group accounted for $1,449,864 (RMB10 million) as the principal of the loan from the third party, and the interests were calculated under effective interest method. In November 2022, the Group entered into another exclusive license agreement with the same party in the similar form to obtain another $1,449,864 (RMB10 million) loan, which was received subsequently in 2023.

(3)	Litigation related payable mainly consisted of the litigation fee of the lawsuit between the Group and Apple paid by the third parties on behalf of the Group.